Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Postretirement and other employee benefits	$ 18,395	$ 19,392
Foreign tax credit and other carryforwards	111,325	175,229
Capitalized research and experimental costs	7,695	9,417
Environmental reserves	976	493
Inventory	14,251	7,933
Original issue discount	0	2,603
Long-term contract option amortization	1,144	1,204
Provision for rationalization charges	351	502
Other	4,270	1,536
Total gross deferred tax assets	158,407	218,309
Less: valuation allowance	(58,446)	(150,839)
Total deferred tax assets	99,961	67,470	$ 6,500
Deferred tax liabilities:
Fixed assets	59,521	68,098
Debt discount amortization / Deferred financing fees	0	3,191
Inventory	7,751	5,128
Goodwill and acquired intangibles	3,668	0
Other	3,138	2,031
Total deferred tax liabilities	74,078	78,448
Total deferred tax liabilities	$ 25,883	$ 10,978